CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Unrealized gain (loss) on marketable securities, tax benefit (expense)	$ 2,783	$ 2,056	$ 1,075
Reclassification of unrealized losses (gains) expense (benefit) on marketable securities to income, tax expense	(416)	(41)	728
Unrealized gains (losses) on cash flow hedges, tax expense (benefit)	(624)	561	30
Reclassification of unrealized losses (gains) on cash flow hedges to earnings, tax expense (benefit)	$ (556)	$ 559	$ 19